Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2014
Business Acquisition [Line Items]
Business Combination, Separately Recognized Transactions [Table Text Block]
The following table presents the revenues and net income (loss) for the previously separate entities and the combined amounts presented herein:

	Years Ended December 31,
	2014	2013	2012
Revenues:
Partnership	$51,158	$46,339	$15,702
Regency	4,840	2,242	1,309
Adjustments and eliminations	(523)	(246)	(47)
Combined	$55,475	$48,335	$16,964

Net income (loss):
Partnership	$1,553	$767	$1,647
Regency	(142)	64	48
Adjustments and eliminations	(112)	(85)	(50)
Combined	$1,299	$746	$1,645

Selected Financial Data related To Southern Unions Discontinued Operations [Table Text Block]
The following table summarizes selected financial information related to Southern Union’s distribution operations in 2013 through MGE and NEG’s sale dates in September 2013 and December 2013, respectively, and for the period from March 26, 2012 to December 31, 2012:

	Years Ended December 31,
	2013	2012
Revenue from discontinued operations	$415	$324
Net income of discontinued operations, excluding effect of taxes and overhead allocations	65	43

Pro Forma Results of Operations
The following unaudited pro forma consolidated results of operations for the years ended December 31, 2014, 2013 and 2012 are presented as if the Sunoco Merger and the ETP Holdco Transaction had been completed on January 1, 2012, and the PVR and Eagle Rock Midstream acquisitions had been completed on January 1, 2013, and assumes there were no other changes in operations.

	Years Ended December 31,
	2014	2013	2012
Revenues	$56,301	$50,473	$40,397
Net income	1,151	532	1,240
Net income attributable to partners	1,323	423	817
Basic net income per Limited Partner unit	$3.99	$1.23	$3.29
Diluted net income per Limited Partner unit	$3.97	$1.23	$3.28

Hoover Midstream Acquisition [Member]
Business Acquisition [Line Items]
Summary Of Preliminary Assets And Liability Acquired

Assets	At July 1, 2014
Current assets	$113
Property, plant and equipment	1,295
Goodwill(1)	59
Total assets acquired	1,467
Liabilities
Current liabilities	116
Long-term debt	499
Other non-current liabilities	11
Total liabilities assumed	626

Net assets acquired	$841

(1)	None of the goodwill is expected to be deductible for tax purposes.

Sunoco and Southern Union Mergers [Member]
Business Acquisition [Line Items]
Summary Of Preliminary Assets And Liability Acquired
The following table summarizes the assets acquired and liabilities assumed as of the respective acquisition dates:

	Sunoco, Inc.(1)	Southern Union(2)
Current assets	$7,312	$556
Property, plant and equipment	6,686	6,242
Goodwill	2,641	2,497
Intangible assets	1,361	55
Investments in unconsolidated affiliates	240	2,023
Note receivable	821	—
Other assets	128	163
	19,189	11,536

Current liabilities	4,424	1,348
Long-term debt obligations, less current maturities	2,879	3,120
Deferred income taxes	1,762	1,419
Other non-current liabilities	769	284
Noncontrolling interest	3,580	—
	13,414	6,171
Total consideration	5,775	5,365
Cash received	2,714	37
Total consideration, net of cash received	$3,061	$5,328

(1)	Includes amounts recorded with respect to Sunoco Logistics.

(2)	Includes ETP’s acquisition of Citrus.

Sunoco Merger
Business Acquisition [Line Items]
Summary Of Preliminary Assets And Liability Acquired
The following table summarizes the preliminary assets acquired and liabilities assumed recognized as of the merger date:

Susser
Total current assets	$446
Property, plant and equipment	1,069
Goodwill(1)	1,734
Intangible assets	611
Other non-current assets	17
3,877

Total current liabilities	377
Long-term debt, less current maturities	564
Deferred income taxes	488
Other non-current liabilities	39
Noncontrolling interest	626
2,094
Total consideration	1,783
Cash received	67
Total consideration, net of cash received	$1,716

(1)	None of the goodwill is expected to be deductible for tax purposes.